Consolidated statements of financial position - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	€ 25,000	€ 58,000
Leasehold improvements and equipment	4,905,000	3,823,000
Right-of-use assets	8,039,000	561,000
Total non-current assets	12,969,000	4,442,000
Current assets
Cash and cash equivalents	38,529,000	190,286,000
Investments	33,518,000	0
Other financial assets	851,000	0
Trade and other receivables	5,327,000	2,697,000
Inventories	463,000	628,000
Other assets and prepaid expenses	5,500,000	2,459,000
Total current assets	84,188,000	196,070,000
TOTAL ASSETS	97,157,000	200,512,000
Equity
Issued capital	1,500,000	1,493,000
Capital reserves	593,666,000	582,843,000
Fair value reserves	(1,231,000)	(1,231,000)
Accumulated deficit	(536,128,000)	(430,190,000)
Total equity	57,807,000	152,915,000
Non current liabilities
Borrowings	6,319,000	11,687,000
Contract liabilities	464,000	1,083,000
Lease liabilities	6,660,000	176,000
Total non-current liabilities	13,443,000	12,946,000
Current liabilities
Trade and other payables	18,916,000	19,077,000
Borrowings	5,833,000	5,930,000
Lease liabilities	539,000	396,000
Contract liabilities	619,000	9,248,000
Total current liabilities	25,907,000	34,651,000
TOTAL EQUITY AND LIABILITIES	€ 97,157,000	€ 200,512,000